Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Total debt	$ 722,500	$ 688,333
Less deferred financing fees	(6,064)	(8,048)
Total debt, net of deferred finance fees	716,436	680,285
Less current portion, net of deferred financing fees	(31,688)	(27,467)
Long-term portion, net of deferred financing fees	684,748	652,818
$250.0 Million Senior Unsecured Notes
Debt Instruments
Senior Unsecured Notes	250,000
$250.0 Million Senior Unsecured Notes | Dynagas LNG Partners LP - Dynagas Finance Inc.
Debt Instruments
Senior Unsecured Notes	250,000	250,000
$340 million Credit Suisse Senior Secured Revolving Credit Facility | Pegasus-Lance-Seacrown-Fareastern
Debt Instruments
Long-term debt	285,000	305,000
$200 Million Term Loan Facility | Navajo And Solana
Debt Instruments
Long-term debt	$ 187,500	$ 133,333